TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

10	TRADE AND OTHER PAYABLES

	June 30, 2026	December 31, 2025
	USD	USD
Trade payables	1,113,658	2,805,764
Other payables	648,926	358,789
Accruals	296,099	790,657
Total	2,058,683	3,955,210

Other payables and accruals consist mainly of staff salaries, audit fees and other costs of non-trade nature.